Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Jun. 30, 2025
Variable Interest Entities (“VIEs”) [Abstract]
Schedule of Information Related to Consolidated VIEs

Summarized below is the information related to the consolidated VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Total assets	424,525	119,599
Total current liabilities	176,951	32,212
Total liabilities	220,483	39,158

	Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	87,728	144,024	146,160
Operating costs and expenses	(126,620)	(170,787)	(167,203)
Net loss	(23,041)	(37,038)	(4,338)
Net cash used in operating activities	(54,828)	(69,861)	(4,413)